Accounting policies - Offsetting of financial assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 232,088	$ 257,253
Net amount of financial assets presented in the balance sheet	232,088	257,253
Impact of Master Netting Agreements	(116,078)	(151,762)
Financial instrument collateral	(55,483)	(47,578)
Cash collateral	(44,971)	(47,821)
Net amount	15,556	10,092
Trading derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	180,377	214,910
Net amount of financial assets presented in the balance sheet	180,377	214,910
Impact of Master Netting Agreements	(116,078)	(151,762)
Financial instrument collateral	(3,783)	(5,215)
Cash collateral	(44,971)	(47,821)
Net amount	15,545	10,112
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	51,705	42,340
Net amount of financial assets presented in the balance sheet	51,705	42,340
Financial instrument collateral	(51,693)	(42,360)
Net amount	12	(20)
Equity instruments.
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	6	3
Net amount of financial assets presented in the balance sheet	6	3
Financial instrument collateral	(7)	$ (3)
Net amount	$ (1)